Income Tax Note	12 Months Ended
Dec. 31, 2013
Notes
Income Tax Note

NOTE 10 - INCOME TAXES

The Company files a consolidated U.S. income tax return. The amounts provided for income taxes are as follows for the years ended December 31:

	2013	2012	2011
Current (benefit) provision: federal	$--	$--	$--
Current (benefit) provision: state	--	--	--
Total current provision	--	--	--
Deferred (benefit) provision	--	--	--
Deferred (benefit) provision relating to reduction of valuation allowance	--	--	--
Total deferred provision	--	--	--
Total provision (benefit) for income taxes from continuing operations	$--	$--	$--

Significant items making up the deferred tax assets and deferred tax liabilities as of December 31 are as follows:

Deferred tax assets:	2013	2012	2011
Net operating loss carry forward	$6,806,200	$3,736,000	$1,973,400
Capital loss carryover	381,600	381,600	381,600
Allowance for doubtful accounts	39,600	24,600	81,500
Related party accruals	58,100	17,800	--
Accrued vacation	25,900	28,100	30,000
Depreciation	43,600	35,800	--
Allowance for obsolete inventory	--	--	10,600
	7,355,000	4,223,900	2,477,100
Less: valuation allowance	(7,355,000)	(4,223,900)	(2,477,100)
Total deferred tax assets	--	--	--
Total deferred tax liabilities	--	--	--
Total net deferred tax assets (liabilities)	$--	$--	$--

A valuation allowance is established if it is more likely than not that all or a portion of the deferred tax asset will not be realized. Accordingly, a valuation allowance was established in 2013, 2012 and 2011 for the full amount of our deferred tax assets due to the uncertainty of realization. Management believes that based upon its projection of future taxable operating income for the foreseeable future, it is more likely than not that the Company will not be able to realize the benefit of the deferred tax asset at December 31, 2013. The net changes in the valuation allowance during the year was an increase of $3,131,100 in 2013 and increase of $1,796,800 in 2012.

At December 31, 2013, the Company had $16,121,000 of net operating loss carry forwards which will expire in various years through 2033. Under the provision of the Tax Reform Act of 1986, when there has been a change in an entity’s ownership of 50 percent or greater, utilization of net operating loss carry forwards may be limited. As a result of the Company’s equity transactions, the Company’s net operating losses may be subject to such limitations and may not be available to offset future income for tax purposes. Utilization of the net operating losses and credits may be subject to a substantial annual limitation due to the ownership change provisions of the Internal Revenue Code of 1986, as amended.

The annual limitation may result in the expiration of net operating losses and credits before utilization and in the event we have a change of ownership, utilization of the carry forwards could be restricted. The Company’s effective income tax expense (benefit) differs from the statutory federal income tax rate of 34% as follows for the years ended December 31,:

	2013	2012	2011

Federal tax rate applied to loss before income taxes	34.0%	34.0%	34.0%
State income taxes, net of federal benefit	3.5%	3.5%	3.5%
Permanent differences	-0.5%	-0.9%	-0.9%
Change in valuation allowance	-23.1%	-39.4%	-39.4%
Other	-13.9%	2.8%	2.8%
Income tax expense (benefit)	0.0%	0.0%	0.0%